Financial instruments and fair value disclosures	12 Months Ended
Sep. 30, 2024
Financial instruments and fair value disclosures
Financial instruments and fair value disclosures

24.    Financial instruments and fair value disclosures

Capital management

The Group’s policy is to maintain a strong balance sheet for the business and to have an appropriate funding structure. Shareholders’ equity and long-term debt are used to finance assets under construction. The Group is not subject to any externally imposed capital requirements.

Financial assets and financial liabilities

Categories of financial assets and financial liabilities are as follows:

Financial assets at amortised cost

	Carrying value	Fair value
$'000	30 September 2024	30 September 2024
Cash and cash equivalents	18,705	18,705
Trade and other receivables	471	471
	19,176	19,176

	Carrying value	Fair value
$'000	30 September 2023	30 September 2023
Cash and cash equivalents	44,455	44,455
Trade and other receivables	1,273	1,273
	45,728	45,728

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Cash and cash equivalents	48,966	48,966
Trade and other receivables	6,899	6,899
	55,865	55,865

The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised cost in the consolidated financial statements to approximate their fair value.

Financial liabilities at amortised cost

	Carrying value	Fair value
$'000	30 September 2024	30 September 2024
Trade and other payables	11,911	11,911
Lease liabilities	990	990
	12,901	12,901

	Carrying value	Fair value
$'000	30 September 2023	30 September 2023
Trade and other payables	18,831	18,831
Lease liabilities	8,402	8,402
	27,233	27,233

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Trade and other payables	22,655	22,655
Lease liabilities	7,834	7,834
	30,489	30,489

The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the financial statements to approximate their fair value.

Financial liabilities at fair value through profit or loss

IFRS 13 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. The fair value of public warrants is determined using level 2 inputs. Level 2 of the hierarchy includes instruments that are not traded in an active market and is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. Private warrants are classified as a level 3 financial instrument. The fair value is determined using the fair value of the public warrants, adjusted for a lack of marketability discount of nil (2023: 7.5%) because these warrants may only be transferred to a specified group of permitted transferees, therefore limiting the depth of the market.

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2024	2024	2024
Warrant liability	—	—	—
	—	—	—

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2023	2023	2023
Warrant liability	6	3	3
	6	3	3

Market risk

It is, and has been throughout the period under review, the Group’s policy not to use or trade in derivative financial instruments. The Group’s financial instruments comprise its cash and cash equivalents and various items such as trade debtors and creditors that arise directly from its operations. The main purpose of the financial assets and liabilities is to provide finance for the Group’s operations in the period.

Interest rate risk management

The Group would be exposed to interest rate risk if the Group borrows funds, when required, at variable interest rates. There is currently no exposure to interest rate risk.

Credit risk

Credit risk is the risk of financial loss where counterparties are not able to meet their obligations. Group policy is that surplus cash, when not used to repay borrowings, is placed on deposit with the Group’s main relationship banks and with other banks or money market funds based on a minimum credit rating of A3/A-   and maximum exposure.

There is no significant concentration of risk to any single counterparty.

Management consider that the credit quality of the various receivables is good in respect of the amounts outstanding and therefore credit risk is considered to be low. There is no significant concentration of risk.

The carrying amount of financial assets, as detailed above, represents the Group’s maximum exposure to credit risk at the reporting date assuming that any security held has no value.

Having considered the Group’s exposure to bad debts and the probability of default by customers, no expected credit losses have been recognised in accordance with IFRS 9.

Foreign Exchange risk

The Group operates internationally and is exposed to  foreign exchange risk arising from various currency exposures, primarily with respect to Sterling (“£”) and Euro (“€”). The Group holds Sterling, US Dollar and Euro bank accounts in order to limit its exposure.

The Group is also exposed to foreign exchange risk to the extent that its ultimate parent entity has a US dollar functional currency. This is limited to the parent consolidated accounts.

The table below summarises the FX exposure on the net monetary position of each group entity against its respective functional currency, expressed in the group’s presentation currency.

Year ended 30 September 2024	£'000
Parent	—
UK subsidiary	107,608
Total	107,608

The reasonable shifts in exchange rates below are based on historic volatility.

If the $/£ rates moved by +/- 11.39% then the effect on profit would be as follows:

Year ended 30 September 2024	$'000
Reasonable shift	(13.65)%
Total effect on Loss of +ve movements	(14,687)
Total effect on Loss of -ve movements	14,687

Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources available to meet its obligations as they fall due. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows, matching the expected cash flow timings of financial assets and liabilities with the use of cash and cash equivalents, borrowings, overdrafts and committed revolving credit facilities with a minimum of 12 months to maturity.

Future borrowing requirements are forecast on a monthly basis and funding headroom is maintained above forecast peak requirements to meet unforeseen events.

The maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Group can be required to pay financial liabilities on an undiscounted basis, is as follows:

	Trade and	Deferred	Lease
2024	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	11,911	—	286	12,197
More than one year but less than two years	—	—	257	257
More than two year but less than five years	2,000	—	447	2,447
More than five years	—	—	—	—
	13,911	—	990	14,901

	Trade and	Deferred	Lease
2023	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	18,831	—	2,118	20,949
More than one year but less than two years	—	—	2,307	2,307
More than two year but less than five years	—	24	3,977	4,001
More than five years	—	—	—	—
	18,831	24	8,402	27,257

	Trade and	Deferred
2022	other	government		Convertible
$'000	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	22,655	—	1,154	23,809	47,618
More than one year but less than two years	—	—	1,760	1,760	3,520
More than two year but less than five years	—	4,183	3,767	7,950	15,900
More than five years	—	—	—	—	—
	22,655	4,183	6,681	33,519	67,038